U.S. GLOBAL INVESTORS FUNDS

Gold and Precious Metals Fund
World Precious Minerals Fund
Global Resources Fund
Emerging Europe Fund
China Region Fund

Investor Class Shares

Supplement dated November 3, 2017, to the Funds' Prospectus dated May 1, 2017

1.
The section entitled "Principal Investment Strategies" for the Gold and Precious Metals Fund beginning on page 9 of the Prospectus is hereby amended to include the following as the new fourth paragraph:

The fund may also short positions in the fund's portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

2.	The section entitled "Principal Risks" for the Gold and Precious Metals Fund beginning on page 10 of the Prospectus is hereby amended in include the following:

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Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund's losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

•
Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund's performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

•
Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund's investment.

3.
The section entitled "Principal Investment Strategies" for the World Precious Minerals Fund beginning on page 14 of the Prospectus is hereby amended to include the following as the new fourth paragraph:

The fund may also short positions in the fund's portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

4.	The section entitled "Principal Risks" for the World Precious Minerals Fund beginning on page 15 of the Prospectus is hereby amended in include the following:

•
Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund's losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

•
Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund's performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

•
Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund's investment.

5.	The section entitled "Principal Investment Strategies" for the Global Resources Fund beginning on page 19 of the Prospectus is hereby amended to include the following as the new fifth paragraph:

The fund may also short positions in the fund's portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

6.	The section entitled "Principal Risks" for the Global Resources Fund beginning on page 20 of the Prospectus is hereby amended in include the following:

•
Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund's losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

•
Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund's performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

•
Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund's investment.

7.	The section entitled "Performance Information" for the Emerging Europe Fund beginning on page 27 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

On November 7, 2008, the Adviser took over the day-to-day management of the Emerging Europe Fund from a subadviser. Consequently, the fund's prior performance may have been different if the Adviser had been managing the fund.

Annual Total Returns (as of December 31 each year)

Emerging Europe Fund
Best quarter shown in the bar chart above: 40.72% in the second quarter of 2009.

Worst quarter shown in the bar chart above: (48.07)% in the fourth quarter of 2008.

Average Annual Total Returns (for the periods ended December 31, 2016)	1 Year	5 Years	10 Years
Emerging Europe Fund Return Before Taxes	14.23%	(4.25)%	(6.67)%
Return After Taxes on Distributions	14.23%	(4.35)%	(6.96)%
Return After Taxes on Distributions and Sale of Fund Shares	8.05%	(3.00)%	(4.06)%
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees or expenses)	25.70%	(1.64)%	(3.59)%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

No one index is representative of the Fund's portfolio.

8.	The section entitled "Performance Information" for the China Region Fund beginning on page 33 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Performance Information
The following bar chart and table show the volatility of the fund's Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar charts show changes in the fund's returns from year to year during the period indicated. The table compares the fund's average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

China Region Fund
Best quarter shown in the bar chart above: 32.51% in the third quarter of 2007.

Worst quarter shown in the bar chart above: (24.31)% in the third quarter of 2008.

Average Annual Total Returns (for the periods ended December 31, 2016)	1 Year	5 Years	10 Years
China Region Fund Return Before Taxes	(1.05)%	1.82%	(1.09)%
Return After Taxes on Distributions	(0.84)%	1.72%	(1.85)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.31)%	1.39%	(0.82)%
Hang Seng Composite Index (reflects no deduction for fees, expenses or taxes)	2.73%	6.94%	4.00%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

No one index is representative of the Fund's portfolio.

9.
The section entitled "Principal Investment Strategies" for the Gold and Precious Metals Fund, World Precious Minerals Fund, and Global Resources Fund beginning on page 46 of the Prospectus is hereby amended to include the following as the new thirteenth paragraph:

Each fund may short positions in its respective portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that a fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling a fund to repurchase the security later at the lower price.

10.
The section entitled "Related Risks" for the Gold and Precious Metals Fund, World Precious Minerals Fund, and Global Resources Fund beginning on page 49 of the Prospectus is hereby amended to include the following:

Short Position Risk.
The funds will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a fund's losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Leverage Risk.
Derivatives and other transactions that give rise to leverage may cause the funds' performance to be more volatile than if the funds had not been leveraged. Leveraging also may require that the funds liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the funds to losses in excess of the amounts invested or borrowed.

Counterparty Risk.
The funds may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the funds' investment. The funds may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

11.
In the section entitled "Additional Information about the Indexes" beginning on page 87 of the Prospectus, the paragraph relating to the MSCI All Country Far East Free ex Japan Index is hereby deleted in its entirety.

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PLEASE RETAIN FOR FUTURE REFERENCE.

U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund
Holmes Macro Trends Fund
Gold and Precious Metals Fund
World Precious Minerals Fund
Global Resources Fund
Emerging Europe Fund
China Region Fund
Near-Term Tax Free Fund
U.S. Government Securities Ultra-Short Bond Fund

Investor Class Shares

Supplement dated November 3, 2017, to the Funds' Statement of Additional Information ("SAI") dated May 1, 2017

1.	In the section entitled "Non-Fundamental Investment Restrictions" beginning on page 4 of the SAI, the second paragraph is hereby deleted in its entirety and replaced with the following:

The All American Equity Fund, Holmes Macro Trends Fund, Emerging Europe Fund, China Region Fund, Near-Term Tax Free Fund, and U.S. Government Securities Ultra-Short Bond Fund will not purchase securities on margin or make short sales, except (i) short sales against the box, (ii) short-term credits as are necessary for the clearance of transactions, and (iii) margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin or selling securities short.

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PLEASE RETAIN FOR FUTURE REFERENCE.